As filed with the Securities and Exchange Commission on April 1, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2019

Date of reporting period:  January 31, 2019

Item 1. Schedules of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at January 31, 2019 (Unaudited)

Shares	COMMON STOCKS - 99.79%	Value
	Aerospace & Defense - 7.07%
15,600	Northrop Grumman Corp.	$4,298,580

	Air Transport - 2.13%
7,300	FedEx Corp.	1,296,261

	Banks: Diversified - 3.56%
36,400	SunTrust Banks, Inc.	2,162,888

	Chemicals: Specialty - 0.03%
300	Innospec, Inc.	21,081

	Communications Equipment - 1.34%
32,700	Comtech Telecommunications Corp.	816,519

	Computer Services, Software & Systems - 8.70%
50,700	Microsoft Corp.	5,294,601

	Computer Technology - 1.69%
31,800	Hewlett Packard Enterprise Co.	495,762
24,300	HP, Inc.	535,329
		1,031,091
	Diversified Financial Services - 13.96%
53,200	Bank of America Corp.	1,514,604
45,000	Citigroup, Inc.	2,900,700
39,400	JPMorgan Chase & Co.	4,077,900
		8,493,204
	Diversified Retail - 2.32%
14,700	Wal-Mart Stores, Inc.	1,408,701

	Electronic Components - 0.81%
6,095	TE Connectivity Ltd.	493,390

	Engineering & Contracting Services - 7.72%
273,241	KBR, Inc.	4,699,745

	Financial Data & Systems - 1.42%
4,100	Mastercard, Inc. - Class A	865,633

	Foods - 2.66%
15,300	ConAgra Foods, Inc.	331,092
20,800	Tyson Foods, Inc. - Class A	1,287,936
		1,619,028
	Homebuilding - 0.86%
13,666	Lennar Corp. - Class B	520,948

	Household Equipment & Products - 1.49%
33,200	Tupperware Brands Corp.	905,364

	Insurance: Life - 4.38%
149,200	CNO Financial Group, Inc.	2,667,696

	Insurance: Multi-Line - 2.42%
31,704	Voya Financial, Inc.	1,472,017

	Oil: Crude Producers - 3.58%
675,000	Chesapeake Energy Corp. (b)	1,923,750
90,455	HighPoint Resources Corp. (b)	253,274
		2,177,024
	Oil: Integrated - 3.21%
21,300	BP plc - ADR	875,856
17,434	Royal Dutch Shell plc - Class A - ADR	1,076,201
		1,952,057
	Pharmaceuticals - 15.00%
37,100	Eli Lilly & Co.	4,446,806
32,300	Merck & Co., Inc.	2,404,089
53,600	Pfizer, Inc.	2,275,320
		9,126,215
	Semiconductor and Semiconductor Equipment - 3.28%
22,900	NXP Semiconductors NV (a)	1,992,987

	Shipping - 3.83%
59,080	Euronav SA (a)	459,642
139,712	Golar LNG Partners LP (a)	1,872,141
		2,331,783

	Specialty Retail - 2.96%
9,800	Home Depot, Inc.	1,798,594

	Steel - 0.17%
2,215	Carpenter Technology Corp.	104,681

	Tobacco - 0.52%
4,100	Philip Morris International, Inc.	314,552

	Utilities: Electrical - 4.68%
11,600	Entergy Corp.	1,034,604
38,000	Exelon Corp.	1,814,880
		2,849,484
	TOTAL COMMON STOCKS (Cost $35,180,934)	60,714,124

	SHORT-TERM INVESTMENTS - 1.20%
363,863	First American Government Obligations Fund, Institutional Class, 2.32% (c)	363,863
363,864	First American Treasury Obligations Fund, Institutional Class, 2.31% (c)	363,864
	TOTAL SHORT-TERM INVESTMENTS (Cost $727,727)	727,727

	Total Investments in Securities (Cost $35,908,661) - 100.99%	61,441,851
	Liabilities in Excess of Other Assets - (0.99)%	(603,169)
	NET ASSETS - 100.00%	$60,838,682

ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2019.

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2019 (Unaudited)

Shares	COMMON STOCKS - 97.42%	Value
	Aluminum - 2.60%
16,346	Kaiser Aluminum Corp.	$1,640,648

	Asset Management & Custodian - 6.13%
521,883	Uranium Participation Corp. (a) (b)	1,898,551
21,930	Virtus Investment Partners, Inc.	1,973,042
		3,871,593
	Banks: Diversified - 12.23%
14,752	Atlantic Capital Bancshares, Inc. (b)	266,716
2,884	C&F Financial Corp.	144,142
22,359	Capstar Financial Holdings, Inc.	356,626
20,212	Carter Bank & Trust (b)	341,381
19,691	First Bancorp	724,038
7,977	First Citizens BancShares, Inc. - Class A	3,250,867
179,741	First Horizon National Corp.	2,638,598
		7,722,368
	Chemicals: Specialty - 5.89%
52,895	Innospec, Inc.	3,716,932

	Commercial Vehicles & Parts - 1.42%
29,852	Miller Industries, Inc.	897,053

	Communications Equipment - 10.17%
257,072	Comtech Telecommunications Corp.	6,419,088

	Computer Services, Software & Systems - 3.02%
28,400	Science Applications International Corp.	1,906,776

	Consumer Lending - 6.79%
90,207	Enova International, Inc. (b)	2,079,271
170,771	EZCORP, Inc. - Class A (b)	1,591,586
11,655	Nelnet, Inc. - Class A	613,053
		4,283,910
	Containers & Packaging - 0.62%
11,883	UFP Technologies, Inc. (b)	392,139

	Diversified Manufacturing Operations - 1.23%
36,358	Harsco Corp. (b)	774,425

	Engineering & Contracting Services - 7.54%
276,805	KBR, Inc.	4,761,046

	Equity REIT - Timber - 0.51%
35,174	CatchMark Timber Trust, Inc. - Class A	323,249

	Health Care Equipment & Surplus - 1.78%
15,951	CONMED Corp.	1,122,153

	Health Care Facilities - 1.24%
35,614	Tenet Healthcare Corp. (b)	783,152

	Health Care Providers & Services - 2.96%
89,100	Hanger, Inc. (b)	1,869,318

	Homebuilding - 0.64%
30,475	William Lyon Homes - Class A (b)	404,099

	Household Equipment & Products - 1.52%
35,272	Tupperware Brands Corp.	961,867

	Insurance: Life - 2.82%
99,687	CNO Financial Group, Inc.	1,782,403

	Oil: Crude Producers - 4.84%
702,700	Chesapeake Energy Corp. (b)	2,002,695
374,600	HighPoint Resources Corp. (b)	1,048,880
		3,051,575

	Oil, Gas & Consumable Fuels - 1.11%
39,821	Hoegh LNG Partners LP (a)	702,841

	Oil Well Equipment & Services - 0.80%
45,800	Superior Energy Services, Inc. (b)	179,078
153,213	TETRA Technologies, Inc. (b)	326,344
		505,422

	Real Estate Investment Trusts (REITs) - 5.70%
56,208	Granite Real Estate Investment Trust (a)	2,570,392
32,035	Office Properties Income Trust	1,026,081
		3,596,473
	Restaurants - 2.11%
66,942	Boston Pizza Royalties Income Fund (a)	854,384
62,974	Pizza Pizza Royalty Corp. (a)	478,793
		1,333,177
	Shipping - 4.86%
80,886	Golar LNG Ltd. (a)	1,801,331
1,266,125	Teekay Tankers Ltd. - Class A	1,266,125
		3,067,456
	Steel - 1.31%
17,446	Carpenter Technology Corp.	824,498

	Telecommunications Equipment - 2.14%
43,014	ARRIS International plc (a) (b)	1,350,209

	Transportation Infrastructure - 1.36%
97,829	Wesco Aircraft Holdings, Inc. (b)	855,025

	Utilities: Electrical - 4.08%
16,800	Black Hills Corp.	1,140,552
29,645	Portland General Electric Co.	1,432,446
		2,572,998

	TOTAL COMMON STOCKS (Cost $51,644,719)	61,491,893

	SHORT-TERM INVESTMENTS - 2.86%
904,039	First American Government Obligations Fund, Institutional Class, 2.32% (c)	904,039
904,039	First American Treasury Obligations Fund, Institutional Class, 2.31% (c)	904,039
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,808,078)	1,808,078

	Total Investments in Securities (Cost $53,452,797) - 100.28%	63,299,971
	Liabilities in Excess of Other Assets - (0.28)%	(178,794)
	NET ASSETS - 100.00%	$63,121,177

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2019.

Huber Capital Diversified Large Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2019 (Unaudited)

Shares	COMMON STOCKS - 97.78%	Value
	Aerospace & Defense - 4.21%
700	Northrop Grumman Corp.	$192,885

	Air Transport - 1.55%
400	FedEx Corp.	71,028

	Banks: Diversified - 1.82%
1,400	SunTrust Banks, Inc.	83,188

	Chemicals: Specialty - 0.18%
114	Innospec, Inc.	8,011

	Communications Equipment - 0.60%
1,100	Comtech Telecommunications Corp.	27,467

	Computer Services, Software & Systems - 7.80%
2,600	Microsoft Corp.	271,518
1,700	Oracle Corp.	85,391
		356,909
	Computer Technology - 1.80%
3,600	Hewlett Packard Enterprise Co.	56,124
1,200	HP, Inc.	26,436
		82,560
	Diversified Financial Services - 13.14%
6,100	Bank of America Corp.	173,667
3,100	Citigroup, Inc.	199,826
2,200	JPMorgan Chase & Co.	227,700
		601,193
	Diversified Retail - 3.14%
1,500	Wal-Mart Stores, Inc.	143,745

	Diversified Telecommunications Services - 0.85%
1,293	AT&T, Inc.	38,868

	Electronic Components - 0.53%
300	TE Connectivity Ltd.	24,285

	Engineering & Contracting Services - 6.77%
600	Fluor Corp.	21,942
16,730	KBR, Inc.	287,756
		309,698
	Financial Data & Systems - 2.54%
550	Mastercard, Inc. - Class A	116,122

	Foods - 2.94%
1,400	ConAgra Foods, Inc.	30,296
500	Lamb Weston Holdings, Inc.	36,150
1,100	Tyson Foods, Inc. - Class A	68,112
		134,558
	Homebuilding - 0.99%
1,191	Lennar Corp. - Class B	45,401

	Household Equipment & Products - 1.37%
2,300	Tupperware Brands Corp.	62,721

	Insurance Carriers - 1.63%
2,000	Brighthouse Financial, Inc. (b)	74,680

	Insurance: Life - 2.84%
7,273	CNO Financial Group, Inc.	130,041

	Insurance: Multi-Line - 1.48%
600	American International Group, Inc.	25,938
900	Voya Financial, Inc.	41,787
		67,725
	Internet Marketing & Direct Retail - 1.76%
3,700	Qurate Retail, Inc. (b)	80,474

	IT Services - 0.24%
171	DXC Technology Co.	10,965

	Oil: Crude Producers - 2.91%
43,700	Chesapeake Energy Corp. (b)	124,545
3,100	HighPoint Resources Corp. (b)	8,680
		133,225

	Oil, Gas & Consumable Fuels - 0.59%
400	ConocoPhillips	27,076

	Oil: Integrated - 3.33%
1,600	BP plc - ADR	65,792
1,400	Royal Dutch Shell plc - Class A - ADR	86,422
		152,214
	Pharmaceuticals - 11.33%
100	Allergan plc (a)	14,398
2,000	Eli Lilly & Co.	239,720
1,100	Merck & Co., Inc.	81,873
4,300	Pfizer, Inc.	182,535
		518,526
	Semiconductor and Semiconductor Equipment - 3.80%
2,000	NXP Semiconductors NV (a)	174,060

	Shipping - 4.49%
5,800	Euronav SA (a)	45,124
11,956	Golar LNG Partners LP (a)	160,210
		205,334
	Specialty Retail - 2.41%
600	Home Depot, Inc.	110,118

	Telecommunications Equipment - 1.72%
2,500	ARRIS International plc (a) (b)	78,475

	Tobacco - 2.52%
1,500	Philip Morris International, Inc.	115,080

	Utilities: Electrical - 6.50%
300	American Electric Power Co., Inc.	23,736
900	Entergy Corp.	80,271
3,300	Exelon Corp.	157,608
200	NextEra Energy, Inc.	35,796
		297,411
	TOTAL COMMON STOCKS (Cost $3,230,368)	4,474,043

	SHORT-TERM INVESTMENTS - 2.61%
59,654	First American Government Obligations Fund, Institutional Class, 2.32% (c)	59,654
59,653	First American Treasury Obligations Fund, Institutional Class, 2.31% (c)	59,653
	TOTAL SHORT-TERM INVESTMENTS (Cost $119,307)	119,307

	Total Investments in Securities (Cost $3,349,675) - 100.39%	4,593,350
	Liabilities in Excess of Other Assets - (0.39)%	(17,869)
	NET ASSETS - 100.00%	$4,575,481

ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2019.

Huber Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2019 (Unaudited)

Shares	COMMON STOCKS - 98.52%	Value
	Aluminum - 1.19%
200	Kaiser Aluminum Corp.	$20,074

	Asset Management & Custodian - 5.84%
19,600	Uranium Participation Corp. (a) (b)	71,303
300	Virtus Investment Partners, Inc.	26,991
		98,294
	Banks: Diversified - 8.80%
1,100	Atlantic Capital Bancshares, Inc. (b)	19,888
100	First Citizens BancShares, Inc. - Class A	40,753
3,100	First Horizon National Corp.	45,508
1,200	Regions Financial Corp.	18,204
400	SunTrust Banks, Inc.	23,768
		148,121
	Chemicals: Specialty - 4.42%
1,060	Innospec, Inc.	74,486

	Communications Equipment - 8.77%
5,916	Comtech Telecommunications Corp.	147,722

	Computer Services, Software & Systems - 1.60%
400	Science Applications International Corp.	26,856

	Computer Technology - 0.93%
1,000	Hewlett Packard Enterprise Co.	15,590

	Consumer Lending - 7.72%
3,700	Enova International, Inc. (b)	85,285
4,800	EZCORP, Inc. - Class A (b)	44,736
		130,021
	Diversified Manufacturing Operations - 1.52%
1,200	Harsco Corp. (b)	25,560

	Engineering & Contracting Services - 6.64%
6,501	KBR, Inc.	111,816

	Foods - 4.40%
1,200	ConAgra Foods, Inc.	25,968
666	Lamb Weston Holdings, Inc.	48,152
		74,120

	Health Care Equipment & Surplus - 1.25%
300	CONMED Corp.	21,105

	Health Care Facilities - 1.57%
1,200	Tenet Healthcare Corp. (b)	26,388

	Health Care Providers & Services - 3.91%
3,138	Hanger, Inc. (b)	65,835

	Homebuilding - 0.39%
172	Lennar Corp. - Class B	6,557

	Household Equipment & Products - 1.13%
700	Tupperware Brands Corp.	19,089

	Insurance: Life - 1.76%
1,660	CNO Financial Group, Inc.	29,681

	Internet Marketing & Direct Retail - 3.78%
2,925	Qurate Retail, Inc. (b)	63,619

	Oil: Crude Producers - 5.58%
23,263	Chesapeake Energy Corp. (b)	66,300
9,888	HighPoint Resources Corp. (b)	27,686
		93,986
	Oil Well Equipment & Services - 2.09%
8,000	Ensco plc - Class A	35,200

	Real Estate Investment Trusts (REITs) - 6.74%
1,100	Granite Real Estate Investment Trust (a)	50,303
1,975	Office Properties Income Trust	63,259
		113,562
	Semiconductor and Semiconductor Equipment - 3.62%
700	NXP Semiconductors NV (a)	60,921

	Shipping - 8.81%
1,100	Golar LNG Ltd. (a)	24,497
4,165	Golar LNG Partners LP (a)	55,811
67,967	Teekay Tankers Ltd. - Class A	67,967
		148,275
	Telecommunications Equipment - 1.86%
1,000	ARRIS International plc (a) (b)	31,390

	Utilities: Electrical - 4.20%
400	Entergy Corp.	35,676
358	Evergy, Inc.	20,521
300	Portland General Electric Co.	14,496
		70,693
	TOTAL COMMON STOCKS (Cost $1,399,144)	1,658,961

	SHORT-TERM INVESTMENTS - 3.03%
25,540	First American Government Obligations Fund, Institutional Class, 2.32% (c)	25,540
25,541	First American Treasury Obligations Fund, Institutional Clas , 2.31% (c)	25,541
	TOTAL SHORT-TERM INVESTMENTS (Cost $51,081)	51,081

	Total Investments in Securities (Cost $1,450,225) - 101.55%	1,710,042
	Liabilities in Excess of Other Assets - (1.55)%	(26,154)
	NET ASSETS - 100.00%	$1,683,888

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2019.

Huber Capital Funds
Notes to Schedule of Investments
January 31, 2019 (Unaudited)

Note 1 – Securities Valuation

The Huber Capital Funds’ (the “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2019:

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,633,607	$-	$-	$4,633,607
Consumer Staples	1,933,580	-	-	1,933,580
Energy	4,129,081	-	-	4,129,081
Financial Services	14,795,805	-	-	14,795,805
Health Care	9,126,215	-	-	9,126,215
Information Technology	3,675,139	-	-	3,675,139
Materials & Processing	125,762	-	-	125,762
Producer Durables	12,626,369	-	-	12,626,369
Technology	6,819,082	-	-	6,819,082
Utilities	2,849,484	-	-	2,849,484
Total Common Stocks	60,714,124	-	-	60,714,124
Short-Term Investments	727,727	-	-	727,727
Total Investments in Securities	$61,441,851	$-	$-	$61,441,851

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,699,143	$-	$-	$2,699,143
Energy	6,061,169	-	-	6,061,169
Financial Services	20,553,915	-	-	20,553,915
Health Care	3,774,623	-	-	3,774,623
Industrials	855,025	-	-	855,025
Information Technology	6,419,088	-	-	6,419,088
Materials & Processing	6,574,217	-	-	6,574,217
Producer Durables	7,698,649	-	-	7,698,649
Real Estate	1,026,081	-	-	1,026,081
Technology	3,256,985	-	-	3,256,985
Utilities	2,572,998	-	-	2,572,998
Total Common Stocks	61,491,893	-	-	61,491,893
Short-Term Investments	1,808,078	-	-	1,808,078
Total Investments in Securities	$63,299,971	$-	$-	$63,299,971

Diversified Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$481,327	$-	$-	$481,327
Consumer Staples	249,638	-	-	249,638
Energy	312,515	-	-	312,515
Financial Services	1,072,949	-	-	1,072,949
Health Care	518,526	-	-	518,526
Information Technology	212,492	-	-	212,492
Materials & Processing	8,011	-	-	8,011
Producer Durables	778,945	-	-	778,945
Technology	542,229	-	-	542,229
Utilities	297,411	-	-	297,411
Total Common Stocks	4,474,043	-	-	4,474,043
Short-Term Investments	119,307	-	-	119,307
Total Investments in Securities	$4,593,350	$-	$-	$4,593,350

Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$89,264	$-	$-	$89,264
Consumer Staples	74,120	-	-	74,120
Energy	277,461	-	-	277,461
Financial Services	406,116	-	-	406,116
Health Care	113,328	-	-	113,328
Industrials	137,377	-	-	137,377
Information Technology	251,090	-	-	251,090
Materials & Processing	94,560	-	-	94,560
Real Estate	113,562	-	-	113,562
Technology	31,390	-	-	31,390
Utilities	70,693	-	-	70,693
Total Common Stocks	1,658,961	-	-	1,658,961
Short-Term Investments	51,081	-	-	51,081
Total Investments in Securities	$1,710,042	$-	$-	$1,710,042

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at January 31, 2019, the end of the reporting period.  During the period ended January 31, 2019 the Funds recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*_/s/ Jeffrey T. Rauman
     Jeffrey T. Rauman, President/Chief Executive Officer/
Principal Executive Officer

Date 3/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Jeffrey T. Rauman
                                                    Jeffrey T. Rauman, President/Chief Executive Officer/
Principal Executive Officer

Date 3/29/2019

By (Signature and Title)* _/s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/
Principal Financial Officer

Date 3/28/2019

* Print the name and title of each signing officer under his or her signature.